Property, plant and equipment - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Balance at beginning of year	$ 48,385	$ 54,878
Effects of IFRS 16 adoption	1,801
Additions	4,449	2,823
Disposals	(631)	(570)
Assets retirement obligation	429	446
Depreciation, amortization and depletion	(3,503)	(3,211)
Impairment	(4,198)	(184)
Acquisition of subsidiary	488
Translation adjustment	(644)	(5,797)
Balance at end of year	46,576	48,385
Land
Property, plant and equipment
Balance at beginning of year	635	718
Disposals	(25)	(11)
Acquisition of subsidiary	62
Translation adjustment	24	(84)
Transfers	19	12
Balance at end of year	715	635
Building
Property, plant and equipment
Balance at beginning of year	10,952	12,100
Disposals	(84)	(53)
Depreciation, amortization and depletion	(514)	(531)
Impairment	(577)	(10)
Acquisition of subsidiary	15
Translation adjustment	(221)	(1,360)
Transfers	416	806
Balance at end of year	9,987	10,952
Facilities
Property, plant and equipment
Balance at beginning of year	11,236	11,786
Disposals	(75)	(93)
Depreciation, amortization and depletion	(666)	(655)
Impairment	(1,113)	(18)
Acquisition of subsidiary	41
Translation adjustment	(275)	(1,471)
Transfers	456	1,687
Balance at end of year	9,604	11,236
Equipment
Property, plant and equipment
Balance at beginning of year	6,407	6,893
Disposals	(70)	(234)
Depreciation, amortization and depletion	(866)	(847)
Impairment	(708)	(21)
Acquisition of subsidiary	46
Translation adjustment	(102)	(560)
Transfers	979	1,176
Balance at end of year	5,686	6,407
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,499	9,069
Disposals	(164)	(8)
Assets retirement obligation	429	446
Depreciation, amortization and depletion	(603)	(525)
Impairment	(600)
Acquisition of subsidiary	276
Translation adjustment	88	(864)
Transfers	336	381
Balance at end of year	8,261	8,499
Right of use assets
Property, plant and equipment
Effects of IFRS 16 adoption	1,801
Additions	152
Disposals	(7)
Depreciation, amortization and depletion	(183)
Impairment	(55)
Acquisition of subsidiary	2
Translation adjustment	(18)
Balance at end of year	1,692
Others
Property, plant and equipment
Balance at beginning of year	7,269	8,193
Disposals	(181)	(79)
Depreciation, amortization and depletion	(671)	(653)
Impairment	(792)	(31)
Translation adjustment	(156)	(990)
Transfers	784	829
Balance at end of year	6,253	7,269
Constructions in progress
Property, plant and equipment
Balance at beginning of year	3,387	6,119
Additions	4,297	2,823
Disposals	(25)	(92)
Impairment	(353)	(104)
Acquisition of subsidiary	46
Translation adjustment	16	(468)
Transfers	(2,990)	(4,891)
Balance at end of year	4,378	3,387
Carrying amount
Property, plant and equipment
Balance at beginning of year	80,738
Balance at end of year	83,496	80,738
Carrying amount | Land
Property, plant and equipment
Balance at beginning of year	635
Balance at end of year	715	635
Carrying amount | Building
Property, plant and equipment
Balance at beginning of year	18,267
Balance at end of year	18,255	18,267
Carrying amount | Facilities
Property, plant and equipment
Balance at beginning of year	17,611
Balance at end of year	17,170	17,611
Carrying amount | Equipment
Property, plant and equipment
Balance at beginning of year	12,424
Balance at end of year	11,756	12,424
Carrying amount | Mineral properties
Property, plant and equipment
Balance at beginning of year	16,717
Balance at end of year	17,826	16,717
Carrying amount | Right of use assets
Property, plant and equipment
Balance at end of year	1,875
Carrying amount | Others
Property, plant and equipment
Balance at beginning of year	11,697
Balance at end of year	11,521	11,697
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at beginning of year	3,387
Balance at end of year	4,378	3,387
Accumulated amortization
Property, plant and equipment
Balance at beginning of year	(32,353)
Balance at end of year	(36,920)	(32,353)
Accumulated amortization | Building
Property, plant and equipment
Balance at beginning of year	(7,315)
Balance at end of year	(8,268)	(7,315)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at beginning of year	(6,375)
Balance at end of year	(7,566)	(6,375)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at beginning of year	(6,017)
Balance at end of year	(6,070)	(6,017)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at beginning of year	(8,218)
Balance at end of year	(9,565)	(8,218)
Accumulated amortization | Right of use assets
Property, plant and equipment
Balance at end of year	(183)
Accumulated amortization | Others
Property, plant and equipment
Balance at beginning of year	(4,428)
Balance at end of year	$ (5,268)	$ (4,428)